Long-Term Loan from Related Party (Details) - Schedule of change during the year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of change during the year [Abstract]
Beginning of year	$ 1,062	$ 1,024	$ 1,000
Interest expenses	40	38	24
End of year	$ 1,102	$ 1,062	$ 1,024